Intangible Assets - Summary of Reconciliation of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 11,975,024
Goodwill, Ending Balance	11,975,024
Total, Beginning Balance	11,990,309
Total, Amortisation	(15,285)
Total, Ending Balance	11,975,024
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	15,285
Intangible assets, Amortisation	$ (15,285)